Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (1,992)	$ (2,927)	$ (6,867)	$ (1,182)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	510	613	2,404	2,591
Stock-based compensation expense	81	111	233	481
Rent expense (less than) in excess of cash paid	(4)	60
Rent expense in excess of cash paid			122	7
Rent revenue less than (in excess) of cash received	26	(440)	(425)	(2,687)
Amortization of deferred financing costs, debt discounts and premiums	19	22	86	97
(Gain) Loss on extinguishment of debt			452	(146)
Loss on disposal of assets			1,417
Loss on lease termination			1,436
Bad debt expense	16	1,761	4,916	182
Changes in operating assets and liabilities:
Accounts receivable	3,357	(1,696)	(6,677)	790
Prepaid expenses and other assets	546	94	197	932
Accounts payable and accrued expenses	(107)	950	(393)	3,377
Other liabilities	145	(127)	(497)	452
Net cash provided by (used in) operating activities	2,597	(1,579)	(3,596)	4,894
Cash flows from investing activities:
Purchase of property and equipment	(2)	(80)	(281)	(123)
Net cash used in investing activities	(2)	(80)	(281)	(123)
Cash flows from financing activities:
Proceeds from senior debt			7,778
Payment of senior debt	(322)	(408)	(8,830)	(2,266)
Deferred financing costs			(296)
Payment of other debt	(363)	(219)	(718)	(121)
Debt extinguishment and issuance costs		(46)		(21)
Proceeds from other debt			50
Repurchase of common stock			(46)	(7)
Net cash used in financing activities	(685)	(673)	(2,062)	(2,415)
Net change in cash and restricted cash	1,910	(2,332)	(5,939)	2,356
Cash and restricted cash, beginning	3,909	9,848	9,848	7,492
Cash and restricted cash, ending	5,819	7,516	3,909	9,848
Supplemental disclosure of cash flow information:
Cash interest paid	650	633	2,445	2,797
Supplemental disclosure of non-cash activities:
Non-cash payments of long-term debt				(5,044)
Non cash debt issuance costs and extinguishment expenses				(102)
Net payments through Lender				(5,146)
Non-cash proceeds from sale of property and equipment
Non-cash proceeds from financing				5,146
Net proceeds through Lender
Non-cash gain on PPP Loan forgiveness				229
Capture of security deposit and other payables				38
Settlement agreements in excess of cash paid
Reclassification from accounts receivable to notes receivable			546
Vendor-financed insurance		$ 606	$ 1,259	$ 867